COMMITMENTS	12 Months Ended
Dec. 31, 2013
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 5 - COMMITMENTS

The Company is obligated under an operating lease for office space expiring in 5 years.  The commencement date will be in 2014 upon completion of tenant improvements.  The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2014	$28,025
2015	46,038
2016	47,407
2017	48,817
Thereafter	56,581
TOTAL	$226,867

The Company is obligated under operating leases for laboratory space expiring April 2014.

Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2014	$22,708

Rent expense approximating $68,125 and $53,563 is included in research and development expenses for the years ended December 31, 2013 and 2012.